Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 12 - subsequent events:

a.	In July 2024 the Company paid the remaining portion of the Earn-Out totaling to $0.76 million (€0.7 million).

b.	In July 2024 the Group repaid the NPA among Chutzpa Holdings Ltd. totaling to $38.6 million, including minimum return and interest, see Note 8(c).